CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 29, 2016	Jun. 24, 2015
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	55,420,656	60,585,608
Treasury stock, shares	120,825,993	115,661,041